Post-retirement benefit obligations - Reconciliation of PBO (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Post-retirement benefit obligations
Current post-retirement obligations	R (505)	R (399)
Noncurrent post-retirement obligations	14,691	12,708
Healthcare
Post-retirement benefit obligations
Post-retirement obligations	3,377	4,093
Current post-retirement obligations	(240)	(198)
Noncurrent post-retirement obligations	3,137	3,895
South Africa | Healthcare
Post-retirement benefit obligations
Post-retirement obligations	2,992	3,825
Current post-retirement obligations	(214)	(178)
Noncurrent post-retirement obligations	2,778	3,647
US | Healthcare
Post-retirement benefit obligations
Post-retirement obligations	385	268
Current post-retirement obligations	(26)	(20)
Noncurrent post-retirement obligations	R 359	R 248